Lease Agreements - (Tables)	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Future Minimum Rental Payments for Operating and Capital Leases
Future minimum rental payments under leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2015 are as follows:

	Capital Leases	Operating Leases	Built-to-Suit Lease
2016	$330	$11,026	$687
2017	95	9,887	1,156
2018	1	8,950	1,180
2019	—	7,501	1,203
2020	—	7,128	1,227
Later years	—	15,502	13,644
Total future minimum rental payments	$426	$59,994	$19,097